Related Party Transactions and Balances (Details) - Schedule of (Advances to) Collection of Advances from Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of (Advances to) Collection of Advances from Related Parties [Line Items]
Advances	$ (3,012,347)	$ (2,610,257)	$ (141,068)
Collection of advances	4,220,314	1,698,618	369,087
Skinist Global [Member]
Schedule of (Advances to) Collection of Advances from Related Parties [Line Items]
Advances	(2,030,942)
Collection of advances	2,030,942
Skinist Shanghai [Member]
Schedule of (Advances to) Collection of Advances from Related Parties [Line Items]
Advances	(66,267)
Collection of advances	285,642
Jingqi [Member]
Schedule of (Advances to) Collection of Advances from Related Parties [Line Items]
Advances	(915,138)	(2,610,257)
Collection of advances	1,903,730	1,563,382
Jingrong [Member]
Schedule of (Advances to) Collection of Advances from Related Parties [Line Items]
Advances
Collection of advances			114,425
Youshan [Member]
Schedule of (Advances to) Collection of Advances from Related Parties [Line Items]
Advances
Collection of advances			254,662
Zhiwang [Member]
Schedule of (Advances to) Collection of Advances from Related Parties [Line Items]
Advances			(141,068)
Collection of advances		$ 135,236